Net Income Per Share (Schedule Of Basic And Diluted Net Income Per Share Calculation) (Details) (USD $) In Millions	3 Months Ended										6 Months Ended		12 Months Ended
	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Numerator:
Income from continuing operations	$ 23.5	$ 31.4	$ 53.1	$ 42.8	$ 49.5	$ 45.3	$ 72.0	$ 35.1	$ 46.8	$ 42.6	$ 54.9	$ 94.8	$ 190.7	$ 196.5	$ 183.2
Discontinued operations, net of taxes	1.4	3.7	3.9	3.2	3.5	4.8	3.7	2.3	2.0	0.5	5.1	8.3	15.4	8.5	6.2
Net income	24.9	35.1	57.0	46.0	53.0	50.1	75.7	37.4	48.8	43.1	60.0	103.1	206.1	205.0	189.4
Denominator:
Weighted-average common shares outstanding	103.7	106.2	109.8	121.0	125.8	125.7	125.5	125.5	125.4	125.4	104.9	125.8	120.5	125.4	129.0
Dilutive effect of stock-based awards	0.9				2.4						1.0	2.2
Weighted average shares for diluted net income per share	104.6	107.4	111.9	123.1	128.2	127.9	127.1	126.3	125.8	125.4	105.9	128.0	122.7	126.1	129.1
RadioShack Corporation [Member]
Numerator:
Income from continuing operations	24.9				53.0						60.0	103.1
Discontinued operations, net of taxes
Net income	$ 24.9				$ 53.0						$ 60.0	$ 103.1